Basis of Consolidation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Consolidation

2. Basis of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. The following are the Company’s main operating subsidiaries (all wholly-owned):

Name of the Subsidiary	Country of Incorporation
Despegar.com.ar S.A.	Argentina
Decolar.com LTDA.	Brazil
Despegar.com Chile SpA	Chile
Despegar Colombia S.A.S.	Colombia
DespegarEcuador S.A.	Ecuador
Despegar.com México S.A. de C.V.	Mexico
Despegar.com Peru S.A.C.	Peru
Despegar.com USA, Inc.	United States
Travel Reservations S.R.L.	Uruguay

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Although the subsidiaries transact the majority of their businesses in their local currencies, the Company has selected the United States dollar (“U.S. dollar”) as its reporting currency. All significant intercompany accounts and transactions have been eliminated.

Foreign currency translation

The Company’s foreign subsidiaries (except for Travel Reservations S.R.L in Uruguay and other subsidiaries in the United States, Ecuador and Venezuela, which use the U.S. dollar as functional currency) have determined the local currency to be their functional currency. Assets and liabilities are translated from their local currencies into U.S. dollars at the end-of-the-year exchange rates, and revenue and expenses are translated at average monthly rates in effect during the year. Translation adjustments are included in the consolidated statement of comprehensive income / (loss).

Gains and losses resulting from transactions in non-functional currencies are recognized directly in the consolidated statements of operations under the caption “Financial income” and “Financial expense”.